EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2021
EQUITY INVESTMENTS
EQUITY INVESTMENTS

9. EQUITY INVESTMENTS

The Company has a 40% interest in Green Garden, LLC (“Green Garden”) and a 49% interest in Land of Lincoln Dispensary LLC (“Lincoln”). Management has concluded that the current interests do not provide control to the Company. Accordingly, the Green Garden and Lincoln investments have been accounted for using the equity method. The Lincoln acquisition has had no operating activity for the year ended December 31, 2021. The following table relates to the Company’s investment in Green Garden as of December 31, 2021, and 2020. The investment in Green Garden was written off in 2021 due to the acquisition of GSD:

	December 31, 2021	December 31, 2020
Balance, at the beginning of the period	$503,509	$427,399
Investment	81,609	109,700
Share of loss	(31,670)	(33,590)
Disposal	(553,448)	–
Carrying amount	$–	$503,509

The following table presents a summary of the balance sheets and statements of operations of Green Garden:

	December 31, 2021	December 31, 2020
Current assets	$–	$15,242
Non-current assets	–	–
Current liabilities	–	–
Revenue	–	–
Loss	–	(83,977)

During the year ended December 31, 2021, Ayr received $1,000,000 for an investment that had been previously written off. The amount was included in other income (expense).